Related Party Transactions (Details Narrative) - Officers And Directors [Member] - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Related Party Transaction [Line Items]
Salary and Wage, Excluding Cost of Good and Service Sold	$ 125,927	$ 55,830
Trt Pharma [Member]
Related Party Transaction [Line Items]
Salary and Wage, Excluding Cost of Good and Service Sold	$ 52,000